Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment [Abstract]
Schedule of Property and Equipment	At December 31, 2023 and 2022, property and equipment consisted of the following:
		December 31,	December 31,
	Useful life	2023	2022
Wi-Fi equipment	3 Years	$-	$-
Vehicles	5 Years	260,627	386,255
Office and other equipment	3 – 5 Years	4,125,290	6,251,261
		4,385,917	6,637,516
Less: accumulated depreciation and impairment		(3,303,917)	(3,113,706)
		$1,082,000	$3,523,810